REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING
Auditor's remuneration	$ 0.7	$ 0.8	$ 1.0
Total audit fees	0.6	0.6	0.6
Auditor's remuneration for audit services	$ 0.1	$ 0.2	$ 0.4